Consolidated Statements of Changes in Equity - DKK (kr) kr in Millions	Issued capital [member]	Share premium [Member]	Translation reserves	Retained Earnings [Member]	Total
Balance at beginning of period at Dec. 31, 2021	kr 66	kr 12,029	kr 81	kr 10,020	kr 22,196
Net profit				2,356	2,356
Other comprehensive income			29		29
Total comprehensive income			29	2,356	2,385
Transactions with owners:
Exercise of warrants		34			34
Share-based compensation expenses				208	208
Net settlement of RSUs				(71)	(71)
Purchase of treasury shares				(270)	(270)
Balance at end of period at Jun. 30, 2022	66	12,063	110	12,243	24,482
Balance at beginning of period at Dec. 31, 2022	66	12,309	98	14,968	27,441
Net profit				1,583	1,583
Other comprehensive income			14		14
Total comprehensive income			14	1,583	1,597
Transactions with owners:
Exercise of warrants		103			103
Share-based compensation expenses				271	271
Net settlement of RSUs				(93)	(93)
Purchase of treasury shares				(564)	(564)
Balance at end of period at Jun. 30, 2023	kr 66	kr 12,412	kr 112	kr 16,165	kr 28,755